S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - USD ($)	Dec. 03, 2025	Oct. 16, 2025
Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		8,910,429
Sponsor [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		1,137,858
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.003
HC VIII Sponsor LLC [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
HC VIII Sponsor LLC [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	8,910,429
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
HC VIII Sponsor LLC [Member] | Underwriers Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	1,137,858
HC VIII Sponsor LLC [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	481,750
Price Paid or to be Paid for Securities, Total Amount	$ 4,817,500
HC VIII Sponsor LLC [Member] | Loan [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	250,000
HC VIII Sponsor LLC [Member] | Working Capital Loans [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share	$ 10.00
Nicholas Geeza [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Thomas D.Hennessy [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	15,000
Individual Service Providers [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 27,500